CONSOLIDATED CASH FLOW STATEMENT - AUD ($) $ in Millions		6 Months Ended
		Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Cash flows from operating activities
Interest received		$ 27,288	$ 26,849	$ 25,666
Interest received, percentage movement from prior period		2.00%
Interest received, percentage movement from same period in prior year		6.00%
Interest paid		$ (18,331)	(17,457)	(16,543)
Interest paid, percentage movement from prior period		5.00%
Interest paid, percentage movement from same period in prior year		11.00%
Dividends received		$ 1	3
Dividends received, percentage movement from prior period		(67.00%)
Other non-interest income received		$ 361	2,377	1,937
Other non-interest income received, percentage movement from prior period		(85.00%)
Other non-interest income received, percentage movement from same period in prior year		(81.00%)
Operating expenses paid		$ (5,240)	(4,730)	(4,949)
Operating expenses paid, percentage movement from prior period		11.00%
Operating expenses paid, percentage movement from same period in prior year		6.00%
Income tax paid		$ (2,026)	(1,557)	(1,812)
Income tax paid, percentage movement from prior period		30.00%
Income tax paid, percentage movement from same period in prior year		12.00%
Cash flows from operating activities before changes in operating assets and liabilities		$ 2,053	5,485	4,299
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period		(63.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year		(52.00%)
Net (increase)/decrease in:
Collateral paid		$ 555	(1,882)	(215)
Trading securities and financial assets measured at FVIS		$ (1,394)	(15,530)	(3,464)
Trading securities and financial assets measured at FVIS, percentage movement from prior period		(91.00%)
Trading securities and financial assets measured at FVIS, percentage movement from same period in prior year		(60.00%)
Derivative financial instruments		$ 8,256	(1,149)	313
Loans		$ (19,357)	(22,346)	(12,737)
Loans, percentage movement from prior period		(13.00%)
Loans, percentage movement from same period in prior year		52.00%
Other financial assets		$ (269)	(9)	(339)
Other financial assets, percentage movement from same period in prior year		(21.00%)
Other assets		$ 17	(38)	4
Net increase/(decrease) in:
Collateral received		$ 378	653	(971)
Collateral received, percentage movement from prior period		(42.00%)
Deposits and other borrowings		$ 16,833	19,761	15,482
Deposits and other borrowings, percentage movement from prior period		(15.00%)
Deposits and other borrowings, percentage movement from same period in prior year		9.00%
Other financial liabilities		$ 4,895	(10,842)	3,758
Other financial liabilities, percentage movement from same period in prior year		30.00%
Other liabilities		$ 2	5	(5)
Other liabilities, percentage movement from prior period		(60.00%)
Net cash provided by/(used in) operating activities		$ 11,969	(25,892)	6,125
Net cash provided by/(used in) operating activities, percentage movement from same period in prior year		95.00%
Cash flows from investing activities
Proceeds from investment securities		$ 24,663	27,979	19,645
Proceeds from investment securities, percentage movement from prior period		(12.00%)
Proceeds from investment securities, percentage movement from same period in prior year		26.00%
Purchase of investment securities		$ (34,850)	(40,415)	(32,371)
Purchase of investment securities, percentage movement from prior period		(14.00%)
Purchase of investment securities, percentage movement from same period in prior year		8.00%
Purchase of controlled entities and other businesses			(30)
Purchase of controlled entities, percentage movement from prior period		(100.00%)
Purchase of associates		$ (10)	(4)
Purchase of associates, percentage movement from prior period		150.00%
Proceeds from sale of loans portfolio	[1]	$ 1,472
Proceeds from disposal of property and equipment		$ 12	40	6
Proceeds from disposal of property and equipment, percentage movement from prior period		(70.00%)
Proceeds from disposal of property and equipment, percentage movement from same period in prior year		100.00%
Purchase of property and equipment		$ (142)	(145)	(90)
Purchase of property and equipment, percentage movement from prior period		(2.00%)
Purchase of property and equipment, percentage movement from same period in prior year		58.00%
Purchase of intangible assets		$ (347)	(453)	(329)
Purchase of intangible assets, percentage movement from prior period		(23.00%)
Purchase of intangible assets, percentage movement from same period in prior year		5.00%
Net cash provided by/(used in) investing activities		$ (9,202)	(13,028)	(13,139)
Net cash provided by/(used in) investing activities, percentage movement from prior period		(29.00%)
Net cash provided by/(used in) investing activities, percentage movement from same period in prior year		(30.00%)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	[2]	$ 34,106	39,606	40,639
Proceeds from debt issues (net of issue costs), percentage movement from prior period	[2]	(14.00%)
Proceeds from debt issues (net of issue costs), percentage movement from same period in prior year	[2]	(16.00%)
Redemption of debt issues	[2]	$ (42,508)	(27,226)	(39,874)
Redemption of debt issues, percentage movement from prior period	[2]	56.00%
Redemption of debt issues, percentage movement from same period in prior year	[2]	7.00%
Payments for the principal portion of lease liabilities		$ (200)	(208)	(208)
Payments for the principal portion of lease liabilities, percentage movement from prior period		(4.00%)
Payments for the principal portion of lease liabilities, percentage movement from same period in prior year		(4.00%)
Issue of loan capital (net of issue costs)		$ 3,538	2,740	3,586
Issue of loan capital (net of issue costs), percentage movement from prior period		29.00%
Issue of loan capital (net of issue costs), percentage movement from same period in prior year		(1.00%)
Redemption of loan capital		$ (2,474)	(1,945)	(12)
Redemption of loan capital, percentage movement from prior period		27.00%
Payment for share buyback		$ (565)	(963)	(849)
Payment for share buyback, percentage movement from prior period		(41.00%)
Payment for on-market share buyback, percentage movement from same period in prior year		(33.00%)
Issue of perpetual preference shares (net of issue cost)			339
Proceeds from issuances of shares, percentage movement from prior period		(100.00%)
Purchase of shares relating to share-based payment arrangements		$ (21)	(23)	(33)
Purchase of shares relating to share-based payment arrangements, percentage movement from prior period		(9.00%)
Purchase of shares relating to share-based payment arrangements, percentage movement from same period in prior year		(36.00%)
Purchase of treasury shares (including RSP and EIP restricted shares)		$ (64)		(56)
Purchase of treasury shares (including RSP and EIP restricted shares), percentage movement from same period in prior year		14.00%
Payment of dividends		$ (2,614)	(3,125)	(2,527)
Payment of dividends, percentage movement from prior period		(16.00%)
Payment of dividends, percentage movement from same period in prior year		3.00%
Dividends paid to NCI		$ (13)	1	(5)
Dividends paid to NCI, percentage movement from same period in prior year		160.00%
Purchase of shares from NCI			(25)
Purchase of shares from NCI, percentage movement from prior period		(100.00%)
Net cash provided by/(used in) financing activities	[2]	$ (10,815)	9,171	661
Net increase/(decrease) in cash and balances with central banks		$ (8,048)	(29,749)	(6,353)
Net increase/(decrease) in cash and balances with central banks, percentage movement from prior period		(73.00%)
Net increase/(decrease) in cash and balances with central banks, percentage movement from same period in prior year		27.00%
Effect of exchange rate changes on cash and balances with central banks		$ 733	(491)	(262)
Cash and balances with central banks as at beginning of year		65,667	95,907	102,522
Cash and balances with central banks as at end of year		$ 58,352	$ 65,667	$ 95,907
Cash and balances with central banks, percentage movement from prior period		(11.00%)	(32.00%)
Cash and balances with central banks, percentage movement from same period of prior year		(39.00%)	(36.00%)

[1]	The sale of the auto finance loan portfolio to Resimac Group Limited was completed on 1 March 2025. A loss on sale of $8 million is included in Net gain/(loss) on disposal of assets in Note 4 (page 87).
[2]	Comparatives for the First Half 2024 were revised to report short-term debt issuances and redemptions that were issued and redeemed within the same period on a gross basis.